ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Australia - 6.0%
BHP Group Ltd.	125,253	$3,029,497
Qantas Airways Ltd.	443,543	3,135,199
Woodside Energy Group Ltd.	212,622	3,306,716
		9,471,412

China - 2.1%
Yangzijiang Shipbuilding Holdings Ltd.	1,871,889	3,268,261

Denmark - 1.9%
AP Moller - Maersk AS - Class B	1,665	3,095,382

France - 4.0%
Eiffage SA	21,870	3,072,099
Engie SA	140,380	3,294,820
		6,366,919

Germany - 7.9%
Continental AG	35,297	3,080,946
Deutsche Post AG	68,581	3,167,588
E.ON SE	174,404	3,209,997
TUI AG (a)	359,012	3,137,068
		12,595,599

Italy - 4.1%
Buzzi SpA	59,686	3,308,663
Enel SpA	332,573	3,155,982
		6,464,645

Japan - 45.3%(b)
Aisin Corp.	247,053	3,168,688
ANA Holdings, Inc.	156,262	3,062,737
Asahi Kasei Corp.	441,961	3,151,932
Bridgestone Corp.	71,855	2,943,957
Daito Trust Construction Co. Ltd.	27,091	2,948,866
DeNA Co. Ltd.	162,576	3,016,583
Denso Corp.	226,546	3,068,490
Hitachi Construction Machinery Co. Ltd.	102,254	3,053,312
Japan Airlines Co. Ltd.	152,631	3,117,698
Komatsu Ltd.	101,125	3,326,476
Niterra Co. Ltd.	95,335	3,177,723
Otsuka Holdings Co. Ltd.	62,530	3,105,115
Persol Holdings Co. Ltd.	1,607,851	3,143,016

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

COMMON STOCKS - 96.9% (CONTINUED)	Shares	Value
Japan - 45.3%(b) (Continued)
Seiko Epson Corp.	233,561	$3,102,685
Sekisui Chemical Co. Ltd.	177,267	3,215,315
Shimamura Co. Ltd.	44,825	3,150,092
Shin-Etsu Chemical Co. Ltd.	96,539	3,199,084
Shionogi & Co. Ltd.	185,404	3,339,731
Subaru Corp.	164,180	2,867,920
Suntory Beverage & Food Ltd.	95,903	3,070,121
Suzuki Motor Corp.	240,693	2,913,287
Toyota Tsusho Corp.	146,109	3,316,762
Yokohama Rubber Co. Ltd.	123,125	3,396,080
		71,855,670

Luxembourg - 6.0%
ArcelorMittal SA	100,750	3,188,900
Millicom International Cellular SA	82,479	3,090,488
Tenaris SA	172,980	3,255,104
		9,534,492

Norway - 2.0%
Equinor ASA	127,284	3,221,437

Sweden - 5.9%
Boliden AB (a)	97,527	3,042,017
SKF AB - Class B	141,458	3,246,048
Volvo AB - Class B	111,385	3,124,605
		9,412,670

United Kingdom - 11.7%
Associated British Foods PLC	110,303	3,115,955
Centrica PLC	1,452,376	3,220,657
easyJet PLC	393,369	2,873,648
Endeavour Mining PLC	94,202	2,904,749
Imperial Brands PLC	80,098	3,163,152
Shell PLC	92,462	3,240,841
		18,519,002
TOTAL COMMON STOCKS (Cost $139,742,297)		153,805,489

PREFERRED STOCKS - 1.9%
Germany - 1.9%
Henkel AG & Co. KGaA, 0.00%	38,283	3,006,072
TOTAL PREFERRED STOCKS (Cost $2,950,372)		3,006,072

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 0.8%	Shares	Value
Money Market Funds - 0.8%
First American Government Obligations Fund - Class X, 4.25% (c)	1,194,842	$1,194,842
TOTAL SHORT-TERM INVESTMENTS (Cost $1,194,842)		1,194,842

TOTAL INVESTMENTS - 99.6% (Cost $143,887,511)		$158,006,403
Other Assets in Excess of Liabilities - 0.4%		704,814
TOTAL NET ASSETS - 100.0%		$158,711,217

Percentages are stated as a percent of net assets.

ASA - Advanced Subscription Agreement
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

ALPHA ARCHITECT ETFs

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Alpha Architect International Quantitative Value ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$153,805,489	$—	$—	$153,805,489
Preferred Stocks	3,006,072	—	—	3,006,072
Money Market Funds	1,194,842	—	—	1,194,842
Total Investments	$158,006,403	$—	$—	$158,006,403

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended June 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.
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